(LOSS) / PROFIT PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of earning per share

	2025	2024	2023
(Loss) / Profit for the year	(79,340)	(30,271)	31,880

Weighted average number of ordinary shares outstanding - basic	78,251,116	72,204,049	72,128,723
Weighted average number of ordinary shares outstanding - diluted	78,251,116	72,204,049	72,605,064

(Loss) / Profit per share - basic	(1.01)	(0.42)	0.44
(Loss) / Profit per share - diluted	(1.01)	(0.42)	0.44